CONSOLIDATED STATEMENTS OF (LOSS) INCOME AND COMPREHENSIVE (LOSS) INCOME - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
REVENUES
Gross revenue	$ 97,547	$ 12,429
Excise taxes	(17,134)	0
Net revenue	80,413	12,429
Cost of sales	37,788	5,525
Indirect production	4,733	1,289
Gross margin before fair value adjustments	37,892	5,615
Fair value changes to biological assets and changes in inventory sold	10,577	46,018
Gross margin	48,469	51,633
OPERATING EXPENSES
General and administrative	18,593	5,552
Sales and marketing	14,625	5,437
Share-based compensation	9,151	4,228
Impairment of property, plant and equipment	613
Total operating expenses	42,982	15,217
INCOME FROM OPERATIONS	5,487	36,416
Financing costs	9,668	10,094
Investment income	(662)	(1,455)
Share of loss from investments in associates	1,261
Impairment of investments in associates	950
Unrealized loss on changes in fair value of contingent consideration	145
(Loss) income from continuing operations before tax	(5,875)	27,777
Income tax expense Deferred, net	3,629	5,653
Net (loss) income from continuing operations	(9,504)	22,124
Loss from discontinued operations	(38)	(1,611)
NET (LOSS) INCOME	(9,542)	20,513
Other comprehensive loss Foreign currency translation loss, net of tax	(43)
COMPREHENSIVE (LOSS) INCOME	$ (9,585)	$ 20,513
Net (loss) income from continuing operations per common share, basic (in dollars per share)	$ (0.067)	$ 0.184
Net (loss) income from continuing operations per common share, diluted (in dollars per share)	(0.067)	0.174
Net loss from discontinued operations per common share, basic (in dollars per share)		(0.013)
Net loss from discontinued operations per common share, diluted (in dollars per share)		(0.013)
Net (loss) income per common share, basic (in dollars per share)	(0.068)	0.170
Net (loss) income per common share, diluted (in dollars per share)	$ (0.068)	$ 0.162